Income Taxes - Additional information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($) Agreement	Dec. 31, 2014 USD ($)
Tax Credit Carryforward [Line Items]
Effective income tax rate	39.40%	39.40%
Effective income tax rate reconciliation at U.S. federal and state income tax	37.10%	37.10%
Effective income tax rate reconciliation noncontrolling interest	2.50%	2.50%
Effective income tax rate income before taxes excluding variable interest	62.90%	62.90%
Total liability related to uncertain tax positions	$ 300	$ 300	$ 300
Portion of unrecognized tax benefit, if recognized would reduce income tax expense		$ 300
Number of tax receivable agreements | Agreement	2	2
Applicable percentage of cash savings	85.00%	85.00%
Percentage of remaining tax savings	15.00%	15.00%
Income tax rate maximum tax liability	3.50%	3.50%
Other income reflecting reduction in tax benefit obligation		$ 2,549
Tax benefit obligation	$ 138,078	140,191
Net deferred tax assets	115,523	117,358
Canada [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 2,411	$ 716
Operating loss carryforwards, expiration date	2034	2034